PREPAID LEASES (Details) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current	$ 3,393,413	$ 2,372,480	$ 1,559,648
Non current	23,068,492	18,000,267	11,316,093
Total	$ 26,461,905	$ 20,372,746	$ 12,875,741